Commitments and Contingencies - Additional Information - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Net (loss) income	$ 86,664	$ 405,460	$ 124,002
Consolidated cash flows from operating activities	620,000
Working capital deficit	365,000
Current portion of long-term debt	998,591	$ 1,106,104
Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Current portion of long-term debt	$ 1,000,000